ACQUISITIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
ACQUISITIONS	ACQUISITIONS
On October 1, 2025, the Company acquired Villages Bancorporation, Inc. (“VBI”) which had sponsored a 401(k) plan. Participants ceased making contributions to the VBI 401(k) plan prior to the acquisition. Former associates of VBI who met the minimum age and service conditions were eligible to participate in the Retirement Savings Plan for Employees of Seacoast National Bank on October 1, 2025. Service credit was given to the associates for the time worked with VBI.

On July 11, 2025, the Company acquired Heartland Bancshares, Inc. (“Heartland”) which had sponsored a 401(k) plan. Participants ceased making contributions to the Heartland 401(k) plan prior to the acquisition. Former associates of Heartland who met the minimum age and service conditions were eligible to participate in the Retirement Savings Plan for Employees of Seacoast National Bank on July 11, 2025. Service credit was given to the associates for the time worked with Heartland.

For the year ended December 31, 2025, rollover contributions from former associates of VBI and Heartland were $15,235,621.